Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash at bank and in hand	£ 190,395	£ 242,022	£ 155,312